Summary of Significant Accounting Policies (Details Narrative) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd) - USD ($)		1 Months Ended		6 Months Ended		12 Months Ended		27 Months Ended
	Jan. 01, 2012	Mar. 31, 2019	Aug. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2018	Dec. 31, 2016
Net income (loss)				$ 36,002	$ (31,526)	$ (279,281)	$ (32,829)
Current liabilities, net				1,004,614		539,750	2,500
Total equity (deficit)				$ (144,447)	$ 66,367	(178,436)	$ 97,500		$ 13,862
Impairment of leasehold improvements and equipment		$ 55,919				$ 55,919
Revenue [Member]
Concentration of credit risk				10.00%		10.00%	10.00%
Valued Added Tax [Member]
Income tax percentage	6.00%		6.00%					3.00%
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Net income (loss)						$ (65,564)	$ (239,197)
Current liabilities, net						316,390	1,019,591
Total equity (deficit)						(113,127)	(439,989)
Impairment of leasehold improvements and equipment		$ 55,919				$ 55,919
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member] | Revenue [Member]
Concentration of credit risk						10.00%
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member] | Valued Added Tax [Member]
Income tax percentage	6.00%		6.00%					3.00%